UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2025 to September 30, 2025

Commission File Number of issuing entity:  333-260903-04
Central Index Key Number of issuing entity:  0001991884

BMW VEHICLE LEASE TRUST 2023-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-260903
Central Index Key Number of depositor:  0001126530

BMW AUTO LEASING LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mark Redman, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 200 BMW Drive Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2 Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of BMW Vehicle Lease Trust 2023-2 is set forth in the Statement relating to the October 27, 2025 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Lease Trust 2023-2 for the distribution period commencing on September 1, 2025 and ending on September 30, 2025.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 12, 2025 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Lease Trust 2023-2.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by BMW Vehicle Lease Trust 2023-2 on November 6, 2025, with respect to the distribution period commencing on September 1, 2025 and ending on September 30, 2025 are hereby incorporated by reference into this Form 10-D.

PART II — OTHER INFORMATION

Item 10.  Exhibits.

Exhibit 99.1	Statement relating to the October 27, 2025 distribution.

Exhibit 102
Asset Data File for the distribution period commencing on September 1, 2025 and ending on September 30, 2025 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Lease Trust 2023-2 with the Commission on November 6, 2025, which is incorporated by reference herein).

Exhibit 103
Asset Related Document for the distribution period commencing on September 1, 2025 and ending on September 30, 2025 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Lease Trust 2023-2 with the Commission on November 6, 2025, which is incorporated by reference herein).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  November 6, 2025
BMW VEHICLE LEASE TRUST 2023-2
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:    /s/ Tobias Essig
Name:     Tobias Essig
Title:         Vice President - Finance & Chief Financial Officer